Convertible Preferred Shares	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
CONVERTIBLE PREFERRED SHARES
12.	CONVERTIBLE PREFERRED SHARES

SunCar completed several rounds of equity financing and issued the following convertible preferred shares during 2010 to 2012. As of December 31, 2022, the following were issued and outstanding: 45,614,646 Series A convertible preferred shares, 27,053,437 limited Series A convertible preferred shares and 121,000,531 Series B convertible preferred shares. There were no changes to the issued and outstanding convertible preferred shares during the years ended December 31, 2021 and 2022. The powers, preferences, rights, restrictions and other matters relating to the Convertible Preferred Shares are as follows:

Dividend Rights

The holders of the Convertible Preferred Shares shall be entitled to receive dividends, out of any assets legally available therefor, at the rate of eight percent (8%) of the applicable Original Issue Price per Share per annum. Such dividends shall be payable when, as and if declared by the Board, and shall not be cumulative.

Conversion Rights

Subject to and in compliance with the Act, the holders of the Convertible Preferred Shares have conversion rights as follows:

(i)	Optional Conversion: Each Convertible Preferred Share shall be convertible, at the option of the holder thereof without payment of additional consideration, at any time after the date of issuance of such Share and before the closing of a Qualified IPO, into such number of fully paid and non-assessable Ordinary Shares as determined by, with respect to each Convertible Preferred Share, dividing the applicable original issue price by the then applicable conversion price, determined as hereinafter provided, in effect at the time of the conversion.

(ii)	Automatic Conversion: Each outstanding Convertible Preferred Share shall automatically be converted into Ordinary Shares at the then applicable effective conversion price upon the closing of a Qualified IPO duly approved by the Board.

The initial conversion ratio for the Convertible Preferred Shares to Ordinary Shares shall be 1:1, and no adjustment in the conversion price of a particular series of Convertible Preferred Shares shall be made in respect of the issuance of additional shares unless the issue price per share for an additional share issued or deemed to be issued by SunCar is less than the applicable conversion price with respect to such series of Convertible Preferred Shares in effect on the date of and immediately prior to such issue.

Voting Rights

Each Convertible Preferred Share holder shall carry a number of votes equal to the number of Ordinary Shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. The holders of the Convertible Preferred Shares shall vote together with the holders of the Ordinary Shares, and not as a separate class.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of SunCar, whether voluntary or involuntary, firstly,

(i)	Before any distribution or payment shall be made to the holders of any Series A Convertible Preferred Shares or the holders of the Ordinary Shares, the holders of Series B Convertible Preferred Shares shall be entitled to receive a per share amount equal to one hundred and thirty percent (130%) of the Series B Original Issue Price, as applicable, plus any declared but unpaid dividends, proportionately adjusted for share splits, share dividends, recapitalizations and the like with respect thereto (the “Series B Preference Amount”).

(ii)	After any distribution or payment is made in full to Series B Investors, but before any distribution or payment shall be made to the holders of any Ordinary Shares, the holders of the Series A Shares would be entitled pro rata to receive in preference to the holders of the Ordinary Shares a per share amount equal to 120% the Series A Original Issue Price (the “Series A Preference Amount”) and any declared but unpaid dividends, proportionately adjusted for share splits, share dividends, recapitalizations and the like.